Intangible Assets and Goodwill (Details 5) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) ITEM	Dec. 31, 2022 BRL (R$)
Intangible Assets and Goodwill
Number of CGUs | ITEM	2
Forecast period of cash flow projections	8 years
Impairment of intangible assets	R$ 0	R$ 0
Impairment of goodwill	R$ 0	R$ 0